Intangible Assets and Liabilities	6 Months Ended
Jun. 30, 2016
Identified Intangibles, Net [Abstract]
Intangible Assets and Liabilities
Intangible Assets and Liabilities
Intangible assets and liabilities consisted of the following as of June 30, 2016 and December 31, 2015 (in thousands, except weighted average remaining amortization):

	June 30, 2016		December 31, 2015
	Balance	Weighted Average Remaining Amortization in Years	Balance	Weighted Average Remaining Amortization in Years
Assets:
In place leases	$282,494	10.3	$249,824	11.0
Tenant relationships	176,996	10.4	180,925	10.4
Above market leases	27,475	6.6	24,974	6.0
Below market leasehold interests	36,011	62.8	34,606	63.0
	522,976		490,329
Accumulated amortization	(236,864)		(219,334)
Total	$286,112	16.2	$270,995	16.6

Liabilities:
Below market leases	$33,700	19.4	$22,240	27.2
Above market leasehold interests	11,632	53.4	11,582	53.7
	45,332		33,822
Accumulated amortization	(8,106)		(7,211)
Total	$37,226	29.3	$26,611	38.0

The following is a summary of the net intangible amortization for the three and six months ended June 30, 2016 and 2015 (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2016	2015	2016	2015
Amortization recorded against rental income related to above or (below) market leases	$(20)	$444	$317	$919
Rental expense related to above or (below) market leasehold interests	107	128	203	233
Amortization expense related to in place leases and tenant relationships	13,450	12,149	24,217	24,105